Payables to Vessel Owners - Schedule of Payables to Vessel Owners (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables to Vessel Owners [Abstract]
Payables to non-pool vessels	$ 5,085,232	$ 4,907,672
Total	$ 5,085,232	$ 4,907,672